Investment in a Joint Venture (Details) - Lineowa [Member]	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)
Investment in a Joint Venture (Details) [Line Items]
Iointly owns percent	50.00%	50.00%
Investment amount	$ 318,134	$ 40,568